LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2015
Long Term Loans From Shareholders And Others Disclosure [Abstract]
Schedule Of Other Long Term Debt [Table Text Block]
a.	Long-term loans from shareholders and others – composition:

	December 31,
	2015	2014

In NIS linked to CPI (see c1and c2 below)	$264	$306
In Dollars (see c4 below)	-	737
In other currencies (see c5 below)	-	196

	264	1,239
Less - current maturities	84	242

	$180	$997

Schedule Of Maturities Of Other Long Term Debt [Table Text Block]
b.	As of December 31, 2015, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2016 (current maturities)	84
2017	84
2018	84
2019	12
Thereafter	-

$264